RISK MANAGEMENT - Relevant facts (Details) - $ / $	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Inflation rate		9.28%	13.12%
Intervention rate issued by Banco de la Republica		13.00%	12.00%	3.00%	1.75%
Federal reserve interest rate		5.50%	4.05%
CPI, United States		3.40%
Colombian stock market percentage of devaluation		(7.07%)
Percentage of appreciation, S&P 500		24.23%
Percentage of appreciation, Euro Stoxx 50		19.19%
Increase in interest rate futures		24.70%
Increase in currency futures		12.80%
Year end exchange rate, US dollar into Colombian pesos		3,822.05	4,810.20	3,981.16
Annual appreciation of foreign exchange rate		20.54%
Forecast | Minimum
RISK MANAGEMENT
Inflation rate	5.20%
Forecast | Maximum
RISK MANAGEMENT
Inflation rate	5.70%